STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)		Total	Class A Common Stock	Class F Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Jul. 20, 2020
Beginning Balance (shares) at Jul. 20, 2020			0	0
Sale of Class F common stock, par value $0.0001 per share, to Sponsor on July 23, 2020		25,000		$ 1,150	23,850
Sale of Class F common stock, par value $0.0001 per share, to Sponsor on July 23, 2020 (shares)				11,500,000
Net income (loss)		(21,745)				(21,745)
Ending Balance at Sep. 30, 2020		3,255		$ 1,150	23,850	(21,745)
Ending Balance (shares) at Sep. 30, 2020				11,500,000
Beginning Balance at Jul. 20, 2020
Beginning Balance (shares) at Jul. 20, 2020			0	0
Sale of Class F common stock, par value $0.0001 per share, to Sponsor on July 23, 2020	[1]	25,000		$ 1,150	23,850
Sale of Class F common stock, par value $0.0001 per share, to Sponsor on July 23, 2020 (shares)	[1]			11,500,000
Net income (loss)		(39,918)				(39,918)
Ending Balance at Dec. 31, 2020		(14,918)		$ 1,150	23,850	(39,918)
Ending Balance (shares) at Dec. 31, 2020			0	11,500,000
Forfeited Class F Common stock by Sponsor				$ (25)	25
Forfeited Class F Common stock by Sponsor (shares)				(250,000)
Excess of fair value paid by founders for warrants		1,045,000			1,045,000
Subsequent measurement under ASC 480-10-S99 against additional paid-in capital		(1,068,875)			(1,068,875)
Subsequent measurement under ASC 480-10-S99 against accumulated deficit		(39,666,004)				(39,666,004)
Net income (loss)		(5,122,333)				(5,122,333)
Ending Balance at Sep. 30, 2021		(44,827,130)		$ 1,125	0	(44,828,255)
Ending Balance (shares) at Sep. 30, 2021				11,250,000
Beginning Balance at Jun. 30, 2021		(38,943,467)		$ 1,125	0	(38,944,592)
Beginning Balance (shares) at Jun. 30, 2021				11,250,000
Net income (loss)		(5,883,663)				(5,883,663)
Ending Balance at Sep. 30, 2021		$ (44,827,130)		$ 1,125	$ 0	$ (44,828,255)
Ending Balance (shares) at Sep. 30, 2021				11,250,000

[1]	This number includes up to 1,500,000 shares of Class F common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.